Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015
C000199787
Account Value [Line Items]
Account Value	$ 18,094	$ 17,239	$ 16,209	$ 15,493	$ 16,472	$ 16,150	$ 14,981	$ 14,991	$ 15,330	$ 16,138	$ 15,950	$ 15,395	$ 15,265	$ 15,777	$ 14,976	$ 15,690	$ 15,149	$ 14,067	$ 13,966	$ 13,437	$ 11,856	$ 12,219	$ 13,202	$ 13,985	$ 13,701	$ 13,138	$ 13,416	$ 13,316	$ 12,867	$ 13,017	$ 11,564	$ 11,835	$ 10,198	$ 9,386	$ 10,353	$ 11,475	$ 10,346	$ 11,758	$ 11,631	$ 12,901	$ 12,760	$ 13,656	$ 15,180	$ 14,595	$ 15,004	$ 14,178	$ 15,046	$ 14,835	$ 14,326	$ 14,588	$ 13,896	$ 12,978	$ 12,689	$ 12,216	$ 12,682	$ 12,110	$ 10,268	$ 10,875	$ 11,158	$ 10,537	$ 10,064	$ 9,429	$ 8,772	$ 8,144	$ 9,767	$ 10,438	$ 10,607	$ 10,299	$ 10,040	$ 9,696	$ 9,563	$ 9,717	$ 10,061	$ 9,387	$ 9,977	$ 9,542	$ 9,338	$ 9,015	$ 8,461	$ 8,973	$ 9,217	$ 10,201	$ 10,242	$ 10,432	$ 10,235	$ 10,350	$ 10,581	$ 10,513	$ 10,500	$ 11,226	$ 10,534	$ 10,435	$ 10,523	$ 10,576	$ 10,234	$ 10,221	$ 9,912	$ 10,033	$ 9,678	$ 9,228	$ 8,900	$ 8,920	$ 8,604	$ 8,278	$ 8,508	$ 8,888	$ 8,829	$ 8,934	$ 8,678	$ 9,098	$ 9,189	$ 9,058	$ 8,508	$ 8,822	$ 9,347	$ 9,562	$ 9,716	$ 9,213	$ 9,562	$ 10,271
C000005591
Account Value [Line Items]
Account Value	16,858	16,067	15,113	14,446	15,371	15,075	13,988	14,010	14,329	15,090	14,921	14,414	14,291	14,780	14,038	14,714	14,216	13,202	13,108	12,624	11,145	11,496	12,421	13,161	12,902	12,375	12,652	12,550	12,134	12,291	10,923	11,182	9,637	8,869	9,794	10,858	9,794	11,145	11,024	12,236	12,107	12,976	14,428	13,882	14,280	13,503	14,345	14,150	13,679	13,938	13,281	12,421	12,144	11,700	12,153	11,616	9,850	10,442	10,710	10,118	9,674	9,073	8,444	7,834	9,406	10,063	10,229	9,942	9,702	9,369	9,249	9,406	9,748	9,110	9,683	9,267	9,082	8,768	8,241	8,738	8,989	9,960	10,005	10,194	10,014	10,140	10,374	10,311	10,302	11,030	10,347	10,256	10,354	10,407	10,077	10,077	9,774	9,899	9,551	9,114	8,793	8,820	8,517	8,199	8,426	8,809	8,757	8,862	8,618	9,045	9,132	9,010	8,470	8,783	9,315	9,537	9,691	9,194	9,545	10,257
C000005590
Account Value [Line Items]
Account Value	17,960	17,106	16,085	15,376	16,346	16,027	14,869	14,882	15,211	16,019	15,833	15,283	15,154	15,662	14,875	15,583	15,040	13,967	13,867	13,339	11,780	12,139	13,106	13,890	13,607	13,050	13,332	13,226	12,782	12,937	11,490	11,761	10,129	9,324	10,290	11,404	10,283	11,691	11,558	12,819	12,679	13,576	15,089	14,514	14,921	14,101	14,963	14,760	14,248	14,514	13,821	12,917	12,623	12,161	12,623	12,056	10,220	10,830	11,117	10,494	10,024	9,401	8,742	8,112	9,737	10,409	10,578	10,278	10,013	9,671	9,539	9,692	10,041	9,371	9,957	9,525	9,322	9,002	8,451	8,959	9,203	10,188	10,228	10,418	10,228	10,344	10,581	10,507	10,500	11,233	10,534	10,435	10,523	10,576	10,234	10,221	9,912	10,033	9,678	9,228	8,900	8,920	8,604	8,278	8,508	8,888	8,829	8,934	8,678	9,098	9,189	9,058	8,508	8,822	9,347	9,562	9,716	9,213	9,562	10,271
C000005587
Account Value [Line Items]
Account Value	16,638	15,860	14,917	14,257	15,165	14,869	13,795	13,813	14,119	14,875	14,705	14,194	14,079	14,555	13,827	14,487	13,990	12,990	12,901	12,414	10,961	11,298	12,205	12,932	12,676	12,158	12,421	12,327	11,916	12,058	10,719	10,967	9,448	8,698	9,602	10,645	9,602	10,913	10,799	11,977	11,850	12,686	14,105	13,569	13,951	13,188	13,998	13,810	13,335	13,583	12,940	12,097	11,823	11,388	11,823	11,301	9,581	10,150	10,418	9,842	9,401	8,812	8,203	7,614	9,133	9,762	9,923	9,643	9,396	9,075	8,955	9,102	9,429	8,808	9,356	8,955	8,768	8,460	7,946	8,424	8,659	9,590	9,629	9,812	9,629	9,740	9,962	9,896	9,890	10,581	9,923	9,831	9,921	9,973	9,650	9,643	9,347	9,463	9,127	8,708	8,399	8,418	8,128	7,819	8,034	8,394	8,344	8,438	8,204	8,603	8,685	8,571	8,053	8,350	8,843	9,052	9,195	8,728	9,052	9,724
C000005589
Account Value [Line Items]
Account Value	16,498	15,727	14,792	14,137	15,038	14,744	13,679	13,697	14,001	14,750	14,581	14,075	13,953	14,432	13,710	14,365	13,872	12,881	12,793	12,310	10,869	11,203	12,103	12,823	12,570	12,067	12,343	12,254	11,850	11,998	10,668	10,924	9,417	8,679	9,585	10,629	9,595	10,915	10,806	11,988	11,870	12,717	14,156	13,624	14,018	13,259	14,077	13,899	13,427	13,693	13,052	12,205	11,939	11,506	11,959	11,427	9,693	10,284	10,560	9,979	9,536	8,954	8,334	7,743	9,299	9,939	10,107	9,831	9,595	9,270	9,151	9,309	9,644	9,013	9,585	9,181	8,994	8,679	8,156	8,659	8,899	9,866	9,914	10,106	9,924	10,048	10,278	10,221	10,221	10,939	10,269	10,172	10,277	10,335	10,010	10,010	9,714	9,838	9,494	9,064	8,749	8,778	8,472	8,152	8,386	8,770	8,724	8,827	8,592	9,014	9,108	8,986	8,452	8,770	9,295	9,519	9,677	9,187	9,538	10,259
MSCI EAFE Index (Net)
Account Value [Line Items]
Account Value	18,788	18,383	17,579	16,809	16,877	16,556	15,729	16,095	16,187	17,118	16,962	16,427	15,959	16,221	15,616	16,027	15,516	15,237	15,150	14,386	13,164	13,720	14,205	14,771	14,308	13,686	14,290	13,898	13,562	13,851	12,813	12,803	11,507	10,920	12,047	12,647	12,047	13,279	13,180	14,092	14,002	14,254	14,978	14,248	14,944	14,585	15,021	14,761	14,650	14,817	14,349	13,930	13,617	13,318	13,462	12,864	11,137	11,600	11,910	11,327	11,069	10,705	10,258	9,636	11,120	12,225	12,486	12,093	11,958	11,543	11,222	11,520	11,668	11,015	11,570	11,254	11,184	10,906	10,233	10,755	10,769	11,700	11,599	11,828	11,544	11,686	11,955	11,688	11,903	12,465	11,870	11,682	11,561	11,388	11,112	11,116	10,804	10,823	10,440	10,181	9,908	9,769	9,493	9,179	9,366	9,562	9,446	9,439	8,984	9,296	9,381	9,117	8,560	8,720	9,399	9,528	9,678	8,977	9,457	10,208
MSCI EAFE Index (Net)
Account Value [Line Items]
Account Value	18,788	18,383	17,579	16,809	16,877	16,556	15,729	16,095	16,187	17,118	16,962	16,427	15,959	16,221	15,616	16,027	15,516	15,237	15,150	14,386	13,164	13,720	14,205	14,771	14,308	13,686	14,290	13,898	13,562	13,851	12,813	12,803	11,507	10,920	12,047	12,647	12,047	13,279	13,180	14,092	14,002	14,254	14,978	14,248	14,944	14,585	15,021	14,761	14,650	14,817	14,349	13,930	13,617	13,318	13,462	12,864	11,137	11,600	11,910	11,327	11,069	10,705	10,258	9,636	11,120	12,225	12,486	12,093	11,958	11,543	11,222	11,520	11,668	11,015	11,570	11,254	11,184	10,906	10,233	10,755	10,769	11,700	11,599	11,828	11,544	11,686	11,955	11,688	11,903	12,465	11,870	11,682	11,561	11,388	11,112	11,116	10,804	10,823	10,440	10,181	9,908	9,769	9,493	9,179	9,366	9,562	9,446	9,439	8,984	9,296	9,381	9,117	8,560	8,720	9,399	9,528	9,678	8,977	9,457	10,208
MSCI EAFE Index (Net)
Account Value [Line Items]
Account Value	18,788	18,383	17,579	16,809	16,877	16,556	15,729	16,095	16,187	17,118	16,962	16,427	15,959	16,221	15,616	16,027	15,516	15,237	15,150	14,386	13,164	13,720	14,205	14,771	14,308	13,686	14,290	13,898	13,562	13,851	12,813	12,803	11,507	10,920	12,047	12,647	12,047	13,279	13,180	14,092	14,002	14,254	14,978	14,248	14,944	14,585	15,021	14,761	14,650	14,817	14,349	13,930	13,617	13,318	13,462	12,864	11,137	11,600	11,910	11,327	11,069	10,705	10,258	9,636	11,120	12,225	12,486	12,093	11,958	11,543	11,222	11,520	11,668	11,015	11,570	11,254	11,184	10,906	10,233	10,755	10,769	11,700	11,599	11,828	11,544	11,686	11,955	11,688	11,903	12,465	11,870	11,682	11,561	11,388	11,112	11,116	10,804	10,823	10,440	10,181	9,908	9,769	9,493	9,179	9,366	9,562	9,446	9,439	8,984	9,296	9,381	9,117	8,560	8,720	9,399	9,528	9,678	8,977	9,457	10,208
MSCI EAFE Index (Net)
Account Value [Line Items]
Account Value	18,788	18,383	17,579	16,809	16,877	16,556	15,729	16,095	16,187	17,118	16,962	16,427	15,959	16,221	15,616	16,027	15,516	15,237	15,150	14,386	13,164	13,720	14,205	14,771	14,308	13,686	14,290	13,898	13,562	13,851	12,813	12,803	11,507	10,920	12,047	12,647	12,047	13,279	13,180	14,092	14,002	14,254	14,978	14,248	14,944	14,585	15,021	14,761	14,650	14,817	14,349	13,930	13,617	13,318	13,462	12,864	11,137	11,600	11,910	11,327	11,069	10,705	10,258	9,636	11,120	12,225	12,486	12,093	11,958	11,543	11,222	11,520	11,668	11,015	11,570	11,254	11,184	10,906	10,233	10,755	10,769	11,700	11,599	11,828	11,544	11,686	11,955	11,688	11,903	12,465	11,870	11,682	11,561	11,388	11,112	11,116	10,804	10,823	10,440	10,181	9,908	9,769	9,493	9,179	9,366	9,562	9,446	9,439	8,984	9,296	9,381	9,117	8,560	8,720	9,399	9,528	9,678	8,977	9,457	10,208
MSCI EAFE Index (Net)
Account Value [Line Items]
Account Value	18,788	18,383	17,579	16,809	16,877	16,556	15,729	16,095	16,187	17,118	16,962	16,427	15,959	16,221	15,616	16,027	15,516	15,237	15,150	14,386	13,164	13,720	14,205	14,771	14,308	13,686	14,290	13,898	13,562	13,851	12,813	12,803	11,507	10,920	12,047	12,647	12,047	13,279	13,180	14,092	14,002	14,254	14,978	14,248	14,944	14,585	15,021	14,761	14,650	14,817	14,349	13,930	13,617	13,318	13,462	12,864	11,137	11,600	11,910	11,327	11,069	10,705	10,258	9,636	11,120	12,225	12,486	12,093	11,958	11,543	11,222	11,520	11,668	11,015	11,570	11,254	11,184	10,906	10,233	10,755	10,769	11,700	11,599	11,828	11,544	11,686	11,955	11,688	11,903	12,465	11,870	11,682	11,561	11,388	11,112	11,116	10,804	10,823	10,440	10,181	9,908	9,769	9,493	9,179	9,366	9,562	9,446	9,439	8,984	9,296	9,381	9,117	8,560	8,720	9,399	9,528	9,678	8,977	9,457	10,208
MSCI EMU Index (Net)
Account Value [Line Items]
Account Value	20,482	19,955	18,928	17,959	17,843	17,241	16,010	16,108	16,548	17,597	17,277	16,622	16,395	17,029	16,328	16,814	16,131	15,672	15,599	14,928	13,400	13,875	14,695	15,402	14,954	14,077	14,945	14,494	14,049	14,154	12,688	12,698	11,250	10,332	11,320	12,087	11,549	13,033	12,763	13,726	13,954	14,696	15,446	14,570	15,489	14,900	15,706	15,399	15,200	15,508	14,899	14,239	13,796	13,329	13,605	13,044	10,847	11,566	12,015	11,476	11,056	10,440	9,815	9,234	11,165	12,234	12,609	12,248	12,072	11,657	11,353	11,621	11,869	11,050	11,808	11,252	11,262	10,919	10,234	10,773	10,873	11,915	11,969	12,365	11,926	12,029	12,630	12,259	12,419	13,181	12,315	12,338	12,305	12,192	11,740	11,696	11,278	11,408	10,877	10,445	9,845	9,755	9,617	9,044	9,375	9,485	9,399	9,311	8,800	9,383	9,450	9,291	8,621	8,854	9,489	9,787	9,943	9,160	9,641	10,381
MSCI EMU Index (Net)
Account Value [Line Items]
Account Value	20,482	19,955	18,928	17,959	17,843	17,241	16,010	16,108	16,548	17,597	17,277	16,622	16,395	17,029	16,328	16,814	16,131	15,672	15,599	14,928	13,400	13,875	14,695	15,402	14,954	14,077	14,945	14,494	14,049	14,154	12,688	12,698	11,250	10,332	11,320	12,087	11,549	13,033	12,763	13,726	13,954	14,696	15,446	14,570	15,489	14,900	15,706	15,399	15,200	15,508	14,899	14,239	13,796	13,329	13,605	13,044	10,847	11,566	12,015	11,476	11,056	10,440	9,815	9,234	11,165	12,234	12,609	12,248	12,072	11,657	11,353	11,621	11,869	11,050	11,808	11,252	11,262	10,919	10,234	10,773	10,873	11,915	11,969	12,365	11,926	12,029	12,630	12,259	12,419	13,181	12,315	12,338	12,305	12,192	11,740	11,696	11,278	11,408	10,877	10,445	9,845	9,755	9,617	9,044	9,375	9,485	9,399	9,311	8,800	9,383	9,450	9,291	8,621	8,854	9,489	9,787	9,943	9,160	9,641	10,381
MSCI EMU Index (Net)
Account Value [Line Items]
Account Value	20,482	19,955	18,928	17,959	17,843	17,241	16,010	16,108	16,548	17,597	17,277	16,622	16,395	17,029	16,328	16,814	16,131	15,672	15,599	14,928	13,400	13,875	14,695	15,402	14,954	14,077	14,945	14,494	14,049	14,154	12,688	12,698	11,250	10,332	11,320	12,087	11,549	13,033	12,763	13,726	13,954	14,696	15,446	14,570	15,489	14,900	15,706	15,399	15,200	15,508	14,899	14,239	13,796	13,329	13,605	13,044	10,847	11,566	12,015	11,476	11,056	10,440	9,815	9,234	11,165	12,234	12,609	12,248	12,072	11,657	11,353	11,621	11,869	11,050	11,808	11,252	11,262	10,919	10,234	10,773	10,873	11,915	11,969	12,365	11,926	12,029	12,630	12,259	12,419	13,181	12,315	12,338	12,305	12,192	11,740	11,696	11,278	11,408	10,877	10,445	9,845	9,755	9,617	9,044	9,375	9,485	9,399	9,311	8,800	9,383	9,450	9,291	8,621	8,854	9,489	9,787	9,943	9,160	9,641	10,381
MSCI EMU Index (Net)
Account Value [Line Items]
Account Value	20,482	19,955	18,928	17,959	17,843	17,241	16,010	16,108	16,548	17,597	17,277	16,622	16,395	17,029	16,328	16,814	16,131	15,672	15,599	14,928	13,400	13,875	14,695	15,402	14,954	14,077	14,945	14,494	14,049	14,154	12,688	12,698	11,250	10,332	11,320	12,087	11,549	13,033	12,763	13,726	13,954	14,696	15,446	14,570	15,489	14,900	15,706	15,399	15,200	15,508	14,899	14,239	13,796	13,329	13,605	13,044	10,847	11,566	12,015	11,476	11,056	10,440	9,815	9,234	11,165	12,234	12,609	12,248	12,072	11,657	11,353	11,621	11,869	11,050	11,808	11,252	11,262	10,919	10,234	10,773	10,873	11,915	11,969	12,365	11,926	12,029	12,630	12,259	12,419	13,181	12,315	12,338	12,305	12,192	11,740	11,696	11,278	11,408	10,877	10,445	9,845	9,755	9,617	9,044	9,375	9,485	9,399	9,311	8,800	9,383	9,450	9,291	8,621	8,854	9,489	9,787	9,943	9,160	9,641	10,381
MSCI EMU Index (Net)
Account Value [Line Items]
Account Value	$ 20,482	$ 19,955	$ 18,928	$ 17,959	$ 17,843	$ 17,241	$ 16,010	$ 16,108	$ 16,548	$ 17,597	$ 17,277	$ 16,622	$ 16,395	$ 17,029	$ 16,328	$ 16,814	$ 16,131	$ 15,672	$ 15,599	$ 14,928	$ 13,400	$ 13,875	$ 14,695	$ 15,402	$ 14,954	$ 14,077	$ 14,945	$ 14,494	$ 14,049	$ 14,154	$ 12,688	$ 12,698	$ 11,250	$ 10,332	$ 11,320	$ 12,087	$ 11,549	$ 13,033	$ 12,763	$ 13,726	$ 13,954	$ 14,696	$ 15,446	$ 14,570	$ 15,489	$ 14,900	$ 15,706	$ 15,399	$ 15,200	$ 15,508	$ 14,899	$ 14,239	$ 13,796	$ 13,329	$ 13,605	$ 13,044	$ 10,847	$ 11,566	$ 12,015	$ 11,476	$ 11,056	$ 10,440	$ 9,815	$ 9,234	$ 11,165	$ 12,234	$ 12,609	$ 12,248	$ 12,072	$ 11,657	$ 11,353	$ 11,621	$ 11,869	$ 11,050	$ 11,808	$ 11,252	$ 11,262	$ 10,919	$ 10,234	$ 10,773	$ 10,873	$ 11,915	$ 11,969	$ 12,365	$ 11,926	$ 12,029	$ 12,630	$ 12,259	$ 12,419	$ 13,181	$ 12,315	$ 12,338	$ 12,305	$ 12,192	$ 11,740	$ 11,696	$ 11,278	$ 11,408	$ 10,877	$ 10,445	$ 9,845	$ 9,755	$ 9,617	$ 9,044	$ 9,375	$ 9,485	$ 9,399	$ 9,311	$ 8,800	$ 9,383	$ 9,450	$ 9,291	$ 8,621	$ 8,854	$ 9,489	$ 9,787	$ 9,943	$ 9,160	$ 9,641	$ 10,381